real estate joint ventures and investments in associates - Investment activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (937)	$ (688)
Real estate joint ventures
Real estate joint ventures carrying amounts
Provision for income taxes of the partners recognized in net income and comprehensive income	0	0
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(20)	(3)
Valuation provision	12	(2)
Items not affecting currently reported cash flows
Reduction in construction credit facility and increase in capital contributed		20
Our real estate contributed	242	78
Deferred gain on our remaining interest in our real estate contributed	(110)	(35)
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	13	4
Funds repaid to us and earnings distributed	(9)	(4)
Real estate joint ventures carrying amounts
Balance, beginning of period	50	(8)
Balance, end of period	178	50
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	6	6
Reduction in construction credit facility and increase in capital contributed		(20)
Cash flows in the current reporting period
Amounts repaid	(94)
Financing costs paid to us	(6)	(6)
Real estate joint ventures carrying amounts
Balance, beginning of period	94	114
Balance, end of period		94
TELUS Sky real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Sky office tenancy	$ 8	$ 9